Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000011951 [Member] | Futu Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000011951 [Member] | Galaxy Entertainment Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000011951 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000011951 [Member] | Link REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000011951 [Member] | BOC Hong Kong Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000011951 [Member] | Sun Hung Kai Properties Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000011951 [Member] | CK Hutchison Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000011951 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000011951 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[1]
C000011951 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[1]
C000011951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
C000011951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[1]
C000011951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000011951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000011951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000011951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[1]
C000011951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%	[1]
C000011953 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000011953 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
C000011953 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000011953 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000011953 [Member] | SoftBank Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000011953 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000011953 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000011953 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000011953 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000011953 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000011953 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
C000011953 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[2]
C000011953 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000011953 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[2]
C000011953 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
C000011953 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000011953 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[2]
C000011953 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000011953 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000011953 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[2]
C000011953 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000011954 [Member] | Hong Leong Bank Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000011954 [Member] | AMMB Holdings Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000011954 [Member] | Petronas Gas Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000011954 [Member] | IHH Healthcare Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000011954 [Member] | Press Metal Aluminium Holdings Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000011954 [Member] | Gamuda Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000011954 [Member] | Tenaga Nasional Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[3]
C000011954 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[3]
C000011954 [Member] | CIMB Group Holdings Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[3]
C000011954 [Member] | Public Bank Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[3]
C000011954 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[3]
C000011954 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000011954 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000011954 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000011954 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[3]
C000011954 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%	[3]
C000011954 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000011954 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000011954 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3]
C000011957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000011957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[4]
C000011957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000011957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[4]
C000011957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000011957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[4]
C000011957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[4]
C000011957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4]
C000011957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000011957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000011957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[4]
C000011957 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	62.90%	[4]
C000011957 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000011957 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	18.90%	[4]
C000011957 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000011957 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	16.40%	[4]
C000011958 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000011958 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000011958 [Member] | Singapore Airlines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000011958 [Member] | CapitaLand Ascendas REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000011958 [Member] | Singapore Exchange Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000011958 [Member] | Keppel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000011958 [Member] | Singapore Telecommunications Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[5]
C000011958 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000011958 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[5]
C000011958 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[5]
C000011958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000011958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[5]
C000011958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000011958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[5]
C000011958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[5]
C000011958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[5]
C000011958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[5]
C000011959 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[6]
C000011959 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[6]
C000011959 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000011959 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[6]
C000011959 [Member] | Standard Bank Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[6]
C000011959 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000011959 [Member] | MTN Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[6]
C000011959 [Member] | Valterra Platinum Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000011959 [Member] | Sanlam Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000011959 [Member] | Absa Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000011959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[6]
C000011959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[6]
C000011959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[6]
C000011959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[6]
C000011959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000011959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[6]
C000011959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%	[6]
C000011960 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000011960 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000011960 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[7]
C000011960 [Member] | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[7]
C000011960 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7]
C000011960 [Member] | Amadeus IT Group SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000011960 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000011960 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[7]
C000011960 [Member] | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[7]
C000011960 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[7]
C000011960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[7]
C000011960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[7]
C000011960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[7]
C000011960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[7]
C000011960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%	[7]
C000011960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000011960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[7]
C000011962 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[8]
C000011962 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[8]
C000011962 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000011962 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[8]
C000011962 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[8]
C000011962 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[8]
C000011962 [Member] | Doosan Enerbility Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000011962 [Member] | Shinhan Financial Group Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000011962 [Member] | Celltrion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000011962 [Member] | Kia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000011962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000011962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[8]
C000011962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[8]
C000011962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[8]
C000011962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000011962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[8]
C000011962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[8]
C000011962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[8]
C000011962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%	[8]
C000011962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000011963 [Member] | Atlas Copco AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000011963 [Member] | Hexagon AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
C000011963 [Member] | Swedbank AB Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000011963 [Member] | Sandvik AB [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[9]
C000011963 [Member] | Skandinaviska Enskilda Banken AB Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000011963 [Member] | Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000011963 [Member] | Atlas Copco AB Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[9]
C000011963 [Member] | Volvo AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000011963 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[9]
C000011963 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[9]
C000011963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%	[9]
C000011963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[9]
C000011963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000011963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[9]
C000011963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[9]
C000011963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[9]
C000011963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000011963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[9]
C000011963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000011964 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[10]
C000011964 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[10]
C000011964 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[10]
C000011964 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[10]
C000011964 [Member] | Cie Financiere Richemont SA Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[10]
C000011964 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000011964 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000011964 [Member] | Swiss Re AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000011964 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000011964 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000011964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000011964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000011964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[10]
C000011964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[10]
C000011964 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10]
C000011964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000011964 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[10]
C000011964 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%	[10]
C000011964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[10]
C000011964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[10]
C000011965 [Member] | Asustek Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000011965 [Member] | Cathay Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[11]
C000011965 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[11]
C000011965 [Member] | CTBC Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000011965 [Member] | Fubon Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000011965 [Member] | Quanta Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000011965 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
C000011965 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[11]
C000011965 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[11]
C000011965 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[11]
C000011965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[11]
C000011965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[11]
C000011965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[11]
C000011965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[11]
C000011965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[11]
C000011965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000011965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%	[11]
C000011965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11]
C000011967 [Member] | Anheuser Busch InBev SA [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[12]
C000011967 [Member] | Argenx SE [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[12]
C000011967 [Member] | UCB SA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[12]
C000011967 [Member] | KBC Group NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000011967 [Member] | Ageas SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[12]
C000011967 [Member] | Groupe Bruxelles Lambert NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[12]
C000011967 [Member] | Syensqo SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000011967 [Member] | Ackermans And van Haaren NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[12]
C000011967 [Member] | Elia Group SA NV Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[12]
C000011967 [Member] | Warehouses De Pauw CVA [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000011967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[12]
C000011967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[12]
C000011967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[12]
C000011967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000011967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[12]
C000011967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[12]
C000011967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[12]
C000011967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000011967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%	[12]
C000011967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[12]
C000011967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[12]
C000011968 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[13]
C000011968 [Member] | Petroleo Brasileiro SA Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[13]
C000011968 [Member] | Petroleo Brasileiro SA Petrobras Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000011968 [Member] | Vale SA [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[13]
C000011968 [Member] | Itau Unibanco Holding SA Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[13]
C000011968 [Member] | NU Holdings Ltd Cayman Islands Class A [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[13]
C000011968 [Member] | Banco Bradesco SA Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[13]
C000011968 [Member] | Ambev SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[13]
C000011968 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[13]
C000011968 [Member] | WEG SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000011968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[13]
C000011968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[13]
C000011968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000011968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[13]
C000011968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[13]
C000011968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[13]
C000011968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[13]
C000011968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[13]
C000011968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[13]
C000011968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[13]
C000011969 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[14]
C000011969 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[14]
C000011969 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[14]
C000011969 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[14]
C000011969 [Member] | Bank of Montreal [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[14]
C000011969 [Member] | Brookfield Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[14]
C000011969 [Member] | Bank of Nova Scotia The [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[14]
C000011969 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[14]
C000011969 [Member] | Canadian Imperial Bank of Commerce [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[14]
C000011969 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[14]
C000011969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[14]
C000011969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[14]
C000011969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]
C000011969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[14]
C000011969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[14]
C000011969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[14]
C000011969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[14]
C000011969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[14]
C000011969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[14]
C000011969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[14]
C000011970 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[15],[16]
C000011970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15]
C000011970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[15]
C000011970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[15]
C000011970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[15]
C000011970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[15]
C000011970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[15]
C000011970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[15]
C000011970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[15]
C000011970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[15]
C000011970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[15]
C000011970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[15]
C000011970 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	30.80%	[15]
C000011970 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.60%	[15]
C000011970 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.80%	[15]
C000011970 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.30%	[15]
C000011970 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%	[15]
C000011970 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000011970 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.20%	[15]
C000011970 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.60%	[15]
C000011970 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%	[15]
C000011970 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%	[15]
C000011971 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[17]
C000011971 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[17]
C000011971 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[17]
C000011971 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[17]
C000011971 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[17]
C000011971 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[17]
C000011971 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[17]
C000011971 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[17]
C000011971 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[17]
C000011971 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[17]
C000011971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[17]
C000011971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[17]
C000011971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[17]
C000011971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[17]
C000011971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000011971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[17]
C000011971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[17]
C000011971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[17]
C000011971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[17]
C000011971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000011971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[17]
C000011972 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[18]
C000011972 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[18]
C000011972 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[18]
C000011972 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[18]
C000011972 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[18]
C000011972 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[18]
C000011972 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[18]
C000011972 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[18]
C000011972 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[18]
C000011972 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[18]
C000011972 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[18]
C000011972 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.70%	[18]
C000011972 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	10.10%	[18]
C000011972 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000011972 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.70%	[18]
C000011972 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.20%	[18]
C000011972 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%	[18]
C000011972 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	28.80%	[18]
C000011972 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	30.80%	[18]
C000011972 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[18]
C000011972 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000011972 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000011973 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[19]
C000011973 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[19]
C000011973 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[19]
C000011973 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[19]
C000011973 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[19]
C000011973 [Member] | Muenchener Rueckversicherungs Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[19]
C000011973 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[19]
C000011973 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[19]
C000011973 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[19]
C000011973 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[19]
C000011973 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[19]
C000011973 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[19]
C000011973 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[19]
C000011973 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[19]
C000011973 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[19]
C000011973 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[19]
C000011973 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[19]
C000011973 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[19]
C000011973 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[19]
C000011973 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[19]
C000050065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20]
C000050065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[20]
C000050065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[20]
C000050065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[20]
C000050065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[20]
C000050065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[20]
C000050065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[20]
C000050065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[20]
C000050065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[20]
C000050065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[20]
C000050065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[20]
C000050065 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	60.00%	[20]
C000050065 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	31.50%	[20]
C000050065 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.50%	[20]
C000050065 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[20],[21]
C000050066 [Member] | Banco de Chile [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[22]
C000050066 [Member] | Sociedad Quimica y Minera de Chile SA Preferred Class B [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[22]
C000050066 [Member] | Latam Airlines Group SA [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[22]
C000050066 [Member] | Cencosud SA [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[22]
C000050066 [Member] | Empresas Copec SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[22]
C000050066 [Member] | Falabella SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[22]
C000050066 [Member] | Banco Santander Chile [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[22]
C000050066 [Member] | Banco de Credito e Inversiones SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[22]
C000050066 [Member] | Empresas CMPC SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[22]
C000050066 [Member] | Parque Arauco SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[22]
C000050066 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[22]
C000050066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[22]
C000050066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[22]
C000050066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[22]
C000050066 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[22]
C000050066 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[22]
C000050066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[22]
C000050066 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[22]
C000050068 [Member] | True Corp PCL Thailand [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[23]
C000050068 [Member] | Airports of Thailand PCL [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[23]
C000050068 [Member] | PTT Exploration And Production PCL [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[23]
C000050068 [Member] | Siam Cement PCL The [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[23]
C000050068 [Member] | Gulf Development PCL [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[23]
C000050068 [Member] | Bangkok Dusit Medical Services PCL [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[23]
C000050068 [Member] | CP ALL PCL [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[23]
C000050068 [Member] | PTT PCL [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[23]
C000050068 [Member] | Advanced Info Service PCL [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[23]
C000050068 [Member] | Delta Electronics Thailand PCL [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[23]
C000050068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[23]
C000050068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[23]
C000050068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[23]
C000050068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[23]
C000050068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[23]
C000050068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[23]
C000050068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[23]
C000050068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[23]
C000050068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[23]
C000050068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[23]
C000050068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[23]
C000052897 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[24],[25]
C000052897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[24]
C000052897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[24]
C000052897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[24]
C000052897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[24]
C000052897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[24]
C000052897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[24]
C000052897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[24]
C000052897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[24]
C000052897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[24]
C000052897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[24]
C000052897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[24]
C000052897 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	12.50%	[24]
C000052897 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.50%	[24]
C000052897 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.90%	[24]
C000052897 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%	[24]
C000052897 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.70%	[24]
C000052897 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%	[24]
C000052897 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	24.90%	[24]
C000052897 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%	[24]
C000052897 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.40%	[24]
C000052897 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	2.20%	[24]
C000052898 [Member] | Shizuoka Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26]
C000052898 [Member] | Sojitz Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26]
C000052898 [Member] | Sanwa Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26]
C000052898 [Member] | Food And Life Companies Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26]
C000052898 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26]
C000052898 [Member] | Shimizu Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[26]
C000052898 [Member] | Seibu Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[26]
C000052898 [Member] | Tokyo Electric Power Co Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[26]
C000052898 [Member] | BayCurrent Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[26]
C000052898 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[26]
C000052898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[26]
C000052898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[26]
C000052898 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[26]
C000052898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[26]
C000052898 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[26]
C000052898 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[26]
C000052898 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[26]
C000052898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[26]
C000052898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[26]
C000052898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[26]
C000052898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[26]
C000061365 [Member] | Bank Leumi Le Israel BM [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[27]
C000061365 [Member] | Bank Hapoalim BM [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[27]
C000061365 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[27]
C000061365 [Member] | Teva Pharmaceutical Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[27]
C000061365 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[27]
C000061365 [Member] | Elbit Systems Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[27]
C000061365 [Member] | Israel Discount Bank Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[27]
C000061365 [Member] | Mizrahi Tefahot Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[27]
C000061365 [Member] | Nice Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[27]
C000061365 [Member] | Phoenix Financial Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[27]
C000061365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[27]
C000061365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[27]
C000061365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[27]
C000061365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[27]
C000061365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[27]
C000061365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[27]
C000061365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[27]
C000061365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[27]
C000061365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[27]
C000061365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[27]
C000061365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[27]
C000100212 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[28],[29]
C000100212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[28]
C000100212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[28]
C000100212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[28]
C000100212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[28]
C000100212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[28]
C000100212 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[28]
C000100212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[28]
C000100212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[28]
C000100212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[28]
C000100212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[28]
C000100212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[28]
C000100212 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.40%	[28]
C000100212 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.80%	[28]
C000100212 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.00%	[28]
C000100212 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	8.20%	[28]
C000100212 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	3.70%	[28]
C000100212 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.60%	[28]
C000100212 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	21.50%	[28]
C000100212 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%	[28]
C000100212 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	2.30%	[28]
C000100212 [Member] | KUWAIT
Holdings [Line Items]
Percent of Total Investments	2.20%	[28]
C000100213 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[30],[31]
C000100213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[30]
C000100213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[30]
C000100213 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[30]
C000100213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[30]
C000100213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[30]
C000100213 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[30]
C000100213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[30]
C000100213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[30]
C000100213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[30]
C000100213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[30]
C000100213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[30]
C000100213 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.50%	[30]
C000100213 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.30%	[30]
C000100213 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%	[30]
C000100213 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.00%	[30]
C000100213 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.10%	[30]
C000100213 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.80%	[30]
C000100213 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%	[30]
C000100213 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.60%	[30]
C000100213 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.80%	[30]
C000100213 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.00%	[30]
C000106873 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[32]
C000106873 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[32]
C000106873 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[32]
C000106873 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[32]
C000106873 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[32]
C000106873 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[32]
C000106873 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[32]
C000106873 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[32]
C000106873 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[32]
C000106873 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[32]
C000106873 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[32]
C000106873 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	38.40%	[32]
C000106873 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	23.40%	[32]
C000106873 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.50%	[32]
C000106873 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.20%	[32]
C000106873 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	20.20%	[32]
C000106873 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.30%	[32]
C000106873 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	0.50%	[32]
C000106873 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.50%	[32]
C000108746 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[33],[34]
C000108746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[33]
C000108746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[33]
C000108746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[33]
C000108746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[33]
C000108746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[33]
C000108746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[33]
C000108746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[33]
C000108746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[33]
C000108746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[33]
C000108746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[33]
C000108746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[33]
C000108746 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%	[33]
C000108746 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%	[33]
C000108746 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%	[33]
C000108746 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%	[33]
C000108746 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%	[33]
C000108746 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%	[33]
C000108746 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.40%	[33]
C000108746 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%	[33]
C000108746 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.20%	[33]
C000108746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.70%	[33]
C000109983 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[35]
C000109983 [Member] | First Majestic Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[35]
C000109983 [Member] | MAG Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[35]
C000109983 [Member] | Discovery Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[35]
C000109983 [Member] | Endeavour Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[35]
C000109983 [Member] | Fresnillo PLC [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[35]
C000109983 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[35]
C000109983 [Member] | Industrias Penoles SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[35]
C000109983 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[35]
C000109983 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[35]
C000109983 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.90%	[35]
C000109983 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%	[35]
C000109983 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	12.50%	[35]
C000109983 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	53.80%	[35]
C000109983 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	18.10%	[35]
C000109983 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.00%	[35]
C000109983 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	1.20%	[35]
C000109985 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[36]
C000109985 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[36]
C000109985 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[36]
C000109985 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[36]
C000109985 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[36]
C000109985 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[36]
C000109985 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[36]
C000109985 [Member] | Zijin Mining Group Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[36]
C000109985 [Member] | Alamos Gold Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[36]
C000109985 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[36]
C000109985 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%	[36]
C000109985 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.40%	[36]
C000109985 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	11.30%	[36]
C000109985 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[36],[37]
C000109985 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.30%	[36]
C000109985 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	55.60%	[36]
C000109985 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	18.10%	[36]
C000109985 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	0.80%	[36]
C000109985 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.10%	[36]
C000109985 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	1.10%	[36]
C000109986 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[38],[39]
C000109986 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[38]
C000109986 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[38]
C000109986 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[38]
C000109986 [Member] | Agricultural And Farm Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[38]
C000109986 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%	[38]
C000109986 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.80%	[38]
C000109986 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000109986 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.30%	[38]
C000109986 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.40%	[38]
C000109986 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000109986 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%	[38]
C000109986 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.60%	[38]
C000109986 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.20%	[38]
C000109986 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	4.80%	[38]
C000109987 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[40],[41]
C000109987 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[40]
C000109987 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[40]
C000109987 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[40]
C000109987 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[40]
C000109987 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%	[40]
C000109987 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.00%	[40]
C000109987 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.40%	[40]
C000109987 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%	[40]
C000109987 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%	[40]
C000109987 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%	[40]
C000109987 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.50%	[40]
C000109987 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.50%	[40]
C000109987 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.30%	[40]
C000109987 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%	[40]
C000109988 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[42],[43]
C000109988 [Member] | Precious Metals And Minerals [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[42]
C000109988 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[42]
C000109988 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[42]
C000109988 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[42]
C000109988 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%	[42]
C000109988 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	22.60%	[42]
C000109988 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%	[42]
C000109988 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%	[42]
C000109988 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.00%	[42]
C000109988 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.60%	[42]
C000109988 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%	[42]
C000109988 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%	[42]
C000109988 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.80%	[42]
C000109988 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	17.50%	[42]
C000109988 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%	[42]
C000119708 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[44],[45]
C000119708 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[44]
C000119708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[44]
C000119708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[44]
C000119708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[44]
C000119708 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[44]
C000119708 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[44]
C000119708 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[44]
C000119708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[44]
C000119708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[44]
C000119708 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[44]
C000119708 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[44]
C000119708 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.20%	[44]
C000119708 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.60%	[44]
C000119708 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.90%	[44]
C000119708 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%	[44]
C000119708 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%	[44]
C000119708 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%	[44]
C000119708 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.40%	[44]
C000119708 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.90%	[44]
C000119708 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.40%	[44]
C000119708 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.30%	[44]
C000141922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[46],[47]
C000141922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[46],[47]
C000141922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[46],[47]
C000141922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[46],[47]
C000141922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[46],[47]
C000141922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[46],[47]
C000141922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[46],[47]
C000141922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[46],[47]
C000141922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[46],[47]
C000141922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[46],[47]
C000141922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[46],[47]
C000141922 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000141922 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000141922 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147985 [Member] | BlackRock Cash Funds Treasury SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000147985 [Member] | Sberbank of Russia PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147985 [Member] | Alrosa PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000147985 [Member] | United Co RUSAL International PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000147985 [Member] | Moscow Exchange MICEX RTS PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000147985 [Member] | Mobile TeleSystems PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000147985 [Member] | Rosneft Oil Co PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000147985 [Member] | Severstal PAO [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[48]
C000147985 [Member] | VK Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[48]
C000147985 [Member] | X5 Retail Group NV [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[48]
C000154544 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[49],[50]
C000154544 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[49]
C000154544 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[49]
C000154544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[49]
C000154544 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[49]
C000154544 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[49]
C000154544 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[49]
C000154544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[49]
C000154544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[49]
C000154544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[49]
C000154544 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[49]
C000154544 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[49]
C000154544 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	29.70%	[49]
C000154544 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%	[49]
C000154544 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.80%	[49]
C000154544 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.60%	[49]
C000154544 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.30%	[49]
C000154544 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.70%	[49]
C000154544 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.10%	[49]
C000154544 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.50%	[49]
C000154544 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.60%	[49]
C000154544 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.20%	[49]
C000170244 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[51],[52]
C000170244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[51]
C000170244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[51]
C000170244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[51]
C000170244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[51]
C000170244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[51]
C000170244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[51]
C000170244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[51]
C000170244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[51]
C000170244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[51]
C000170244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[51]
C000170244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[51]
C000170244 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	30.80%	[51]
C000170244 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.60%	[51]
C000170244 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.00%	[51]
C000170244 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.20%	[51]
C000170244 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.80%	[51]
C000170244 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.70%	[51]
C000170244 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[51]
C000170244 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%	[51]
C000170244 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.70%	[51]
C000170244 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.80%	[51]
C000186806 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[53],[54]
C000186806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[53]
C000186806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[53]
C000186806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[53]
C000186806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[53]
C000186806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[53]
C000186806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[53]
C000186806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[53]
C000186806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[53]
C000186806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[53]
C000186806 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[53]
C000186806 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[53]
C000186806 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%	[53]
C000186806 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	27.30%	[53]
C000186806 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.80%	[53]
C000186806 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.70%	[53]
C000186806 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%	[53]
C000186806 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.80%	[53]
C000186806 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.20%	[53]
C000186806 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	23.40%	[53]
C000186806 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.30%	[53]
C000186806 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.80%	[53]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Excludes money market funds.
[10]	Excludes money market funds.
[11]	Excludes money market funds.
[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Excludes money market funds.
[15]	Excludes money market funds.
[16]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[17]	Excludes money market funds.
[18]	Excludes money market funds.
[19]	Excludes money market funds.
[20]	Excludes money market funds.
[21]	Rounds to less than 0.1%.
[22]	Excludes money market funds.
[23]	Excludes money market funds.
[24]	Excludes money market funds.
[25]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[26]	Excludes money market funds.
[27]	Excludes money market funds.
[28]	Excludes money market funds.
[29]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[30]	Excludes money market funds.
[31]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[32]	Excludes money market funds.
[33]	Excludes money market funds.
[34]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[35]	Excludes money market funds.
[36]	Excludes money market funds.
[37]	Rounds to less than 0.1%.
[38]	Excludes money market funds.
[39]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[40]	Excludes money market funds.
[41]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[42]	Excludes money market funds.
[43]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[44]	Excludes money market funds.
[45]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[46]	Excludes money market funds.
[47]	The underlying fund is iShares MSCI Emerging Markets ETF.
[48]	Rounds to less than 0.1%.
[49]	Excludes money market funds.
[50]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[51]	Excludes money market funds.
[52]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[53]	Excludes money market funds.
[54]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.